Summary of Business and Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment reporting_unit $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of business segments | segment	3
Advertising expense	$ 18,000	$ 24,000	$ 19,000
Allowance for doubtful accounts receivable	43,000	37,000
Depreciation and amortization of property and equipment	256,000	226,000	214,000
Amortization	$ 40,131	37,258	31,441
Number of reportable segments | reporting_unit	3
Investments in joint ventures	$ 24,000	22,000
Expected dividend yield (in dollars per share) | $ / shares	$ 0.56
Travelocity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advertising expense			10,000
Venezuela
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	$ 25,000	19,000
Uncollectible receivables outstanding	17,000
Accounts Receivable | Commercial Air Travel
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	$ 357,000	$ 274,000
Accounts Receivable | Customer Concentration Risk | Commercial Air Travel
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	77.00%	74.00%
ACH Payment | Customer Concentration Risk | Commercial Air Travel
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	81.00%
Air Revenue | Customer Concentration Risk | Commercial Air Travel
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk percentage	95.00%
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period	2 years
Expected life of service contracts with significant travel agency customers	3 years
Amortization of capitalized implementation costs	3 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period	30 years
Expected life of service contracts with significant travel agency customers	5 years
Amortization of capitalized implementation costs	10 years
Computer Software | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period	3 years
Computer Software | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period	10 years
Transaction Revenue Model
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transaction fee cancellation reserve	$ 16,000	$ 14,000
Software developed for internal use
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization	$ 203,000	$ 176,000	$ 170,000